14. EQUIPMENT LOANS	12 Months Ended
Dec. 31, 2017
Equipment Loans
Note 15 - EQUIPMENT LOANS

The Company has entered into loans for mining equipment maturing in between 2018 and 2020 with fixed interest rates of 4.35% to 5.26% per annum. The Company’s obligations under the loans are secured by the mining equipment. As at December 31, 2017, plant, equipment, and mining properties includes a net carrying amount of $2,065,332 (December 31, 2016 - $2,507,549, January 1, 2016 - $706,345) for this mining equipment.

The contractual maturities and interest charges in respect of the Company’s obligations under the equipment loans are as follows:

	December 31,	December 31,	January 1,
	2017	2016	2016
Not later than one year	$886,145	$1,060,091	$188,863
Later than one year and not later than five years	409,899	1,237,700	566,904
Less: Future interest charges	(49,840)	(130,106)	(66,381)
Present value of loan payments	1,246,204	2,167,685	689,386
Less: Current portion	(848,387)	(976,951)	(160,543)
Non-current portion	$397,817	$1,190,734	$528,843

The equipment loan credit facilities are a component of the master credit facilities described in Note 16.